Long-Term Liabilities	12 Months Ended
Dec. 31, 2024
Long-Term Liabilities [Abstract]
LONG-TERM LIABILITIES
NOTE 16 –	LONG-TERM LIABILITIES

a.	Composition of other long-term liabilities:

December 31, 2024

	Effective interest rate	Balance	Balance less current maturities
	%	USD in thousands
Liabilities for government grants	11.5	442	173

December 31, 2023

	Effective interest rate	Balance	Balance less current maturities
	%	USD in thousands
Liabilities for government grants	11.5	412	147

The liabilities for government grants are linked to the USD-NIS exchange rate.

Government grants:

	December 31,
	2024	2023
	USD in thousands
Balance as of January 1,	412	1,289
Grants received during the year	-	-
Liability revaluation	30	(877)
Balance as of December 31,	442	412

Presented in the statement of financial position as follows:

	December 31,
	2024	2023
	USD in thousands
In current liabilities	270	265
In non-current liabilities	172	147
	$442	$412

Government grants:

The Company received from the Government of Israel grants for participation in research and development in return for the payment of royalties of 3.5% on sales of products resulting from the funded research and development up to 100% of the grants received.

The financial statements include the liability in the amount which management expects to repay the Israel Innovation Authority (“IIA”) within ten years, discounted at a rate of 11.5%.

b.	The maturity profile of lease liabilities and liabilities for government grants:

December 31, 2024

	First year	Second year	Third year	Fourth year	Fifth year	Sixth year and onwards	Total
	USD in thousands
Lease liabilities	975	740	408	64	-	-	2,187
Liabilities for government grants	270	27	24	22	20	79	442
Total	$1,245	$767	$432	$86	$20	$79	$2,629

As of December 31, 2024, total grants received by HUB amount to $973 thousand and no material amount was paid. No new grants were received during 2024.

As of December 31, 2024, total grants received by ALD Software Ltd. (“ALD Software”), amount to $1,873 thousand and the total royalties paid were $467 thousand.